Vanguard Mega Cap Growth Index Fund Expense Example - ETF [Member] - Vanguard Mega Cap Growth Index Fund - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90